UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   1111 Broadway, Suite 1400
           Oakland, CA 94607
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Marie Berggren
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature, Place, and Date of Signing:

/s/ Marie Berggren                    Oakland, CA                     07/25/2006
------------------                    -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           30
                                         -----------
Form 13F Information Table Value Total:  $22,551,702
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AT+T INC                       COM              00206R102  1086316   38950          X                   X      0    0
AIR PRODS + CHEMS INC          COM              9158106     651984   10200          X                   X      0    0
AMERICAN INTL GROUP INC        COM              26874107   1107188   18750          X                   X      0    0
ANADARKO PETE CORP             COM              32511107    219469    4602          X                   X      0    0
CELGENE CORP                   COM              151020104   330682    6972          X                   X      0    0
COCA COLA CO                   COM              191216100   387180    9000          X                   X      0    0
CYTYC CORP                     COM              232946103   327372   12909          X                   X      0    0
EON COMMUNICATIONS CORP        COM              268763109   186833  134412          X                   X      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  2587464   70870          X                   X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   894600   20000          X                   X      0    0
EXXON MOBIL CORP               COM              30231G102  2061360   33600          X                   X      0    0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204   523581    7167          X                   X      0    0
FOUNDATION COAL HLDGS INC      COM              35039W100  1197278   25512          X                   X      0    0
GANNETT INC                    COM              364730101   514556    9200          X                   X      0    0
GENERAL ELEC CO                COM              369604103  1305216   39600          X                   X      0    0
INTRALASE CORP                                  461169104  1275036   76167          X                   X      0    0
JUNIPER NETWORKS INC           COM              48203R104   425942   26638          X                   X      0    0
LAUDER ESTEE COS INC           CL A             518439104   645789   16700          X                   X      0    0
MCGRAW HILL COS INC            COM              580645109   301380    6000          X                   X      0    0
MERCK + CO INC                 COM              589331107   786888   21600          X                   X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   779352    5600          X                   X      0    0
                               STANDARD +
                               POORS
QUICKLOGIC CORP                CDT COM          74837P108   287478   58789          X                   X      0    0
RENOVIS INC                    COM              759885106   192324   12562          X                   X      0    0
SOLEXA INC                     COM              83420X105   925710  108907          X                   X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   324021   13417          X                   X      0    0
VA SOFTWARE CORP               COM              91819B105   574438  148051          X                   X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   593945   17735          X                   X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   237952    4400          X                   X      0    0
WELLS FARGO + CO NEW           COM              949746101   576888    8600          X                   X      0    0
WYETH                          COM              983024100  1243480   28000          X                   X      0    0